Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jul. 29, 2012	Jul. 31, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Schedule of Condensed Consolidating Statement of Cash Flows [Line Items]
Net cash flows from operating activities	$ (324)	$ (296)	$ (165)	$ 551	$ 69
Cash flows from investing activities
Capital expenditures	(52)	(35)	(115)	(49)	(58)
Proceeds from sale of property and equipment	2	4	4	4	8
Purchase of debt investments		(21)	(23)
Refunds (payments) for businesses acquired, net of cash acquired	(196)	(21)	(21)		6
Proceeds from sale of a business	464	11	128		3
Proceeds from sale of investments			21
Other investing activities	(3)
Net cash flows from investing activities	215	(62)	(6)	(45)	(41)
Cash flows from financing activities
Equity contribution				1
Borrowings of long-term debt	2,817
Repayments of long-term debt	(3,288)	(5)	(10)	(40)	(72)
Borrowings on long-term revolver	1,004	632	1,053	178	5
Repayments of long-term revolver	(372)	(472)	(1,053)	(860)	(196)
Debt issuance and modification fees	(73)			(34)
Net cash flows from financing activities	88	155	(10)	(755)	(263)
Effect of exchange rates on cash		2		2	3
Increase (decrease) in cash and cash equivalents	(21)	(201)	(181)	(247)	(232)
Cash and cash equivalents at beginning of period	111	292	292	539	771
Cash and cash equivalents at end of period	90	91	111	292	539
Parent Issuer
Schedule of Condensed Consolidating Statement of Cash Flows [Line Items]
Net cash flows from operating activities	(318)	(268)	(629)	452	51
Cash flows from investing activities
Capital expenditures	(14)	(8)	(15)	(6)	(9)
Proceeds from sale of property and equipment					1
Purchase of debt investments		(21)	(21)
Refunds (payments) for businesses acquired, net of cash acquired					22
Proceeds from sale of a business	463		117		6
Proceeds from sale of investments			21
Proceeds from (payments of) intercompany notes					12
Return of investment				33
Investments (return of capital) in equity affiliates	(169)				(62)
Net cash flows from investing activities	280	(29)	102	27	(30)
Cash flows from financing activities
Equity contribution				1
Borrowings (repayments) of intercompany notes	(59)	(71)	337	46	(39)
Borrowings of long-term debt	2,817
Repayments of long-term debt	(3,287)	(5)	(10)	(40)	(10)
Borrowings on long-term revolver	997	632	1,053	178	5
Repayments of long-term revolver	(372)	(472)	(1,053)	(860)	(196)
Debt issuance and modification fees	(73)			(34)
Net cash flows from financing activities	23	84	327	(709)	(240)
Increase (decrease) in cash and cash equivalents	(15)	(213)	(200)	(230)	(219)
Cash and cash equivalents at beginning of period	49	249	249	479	698
Cash and cash equivalents at end of period	34	36	49	249	479
Guarantor Subsidiaries
Schedule of Condensed Consolidating Statement of Cash Flows [Line Items]
Net cash flows from operating activities	(18)	(21)	458	83	16
Cash flows from investing activities
Capital expenditures	(38)	(27)	(98)	(41)	(48)
Proceeds from sale of property and equipment	2	4	4	4	7
Purchase of debt investments			(2)
Refunds (payments) for businesses acquired, net of cash acquired	(196)	(21)	(21)		(16)
(Payments for) proceeds from debt & other investments					5
Proceeds from (payments of) intercompany notes	59	71	(337)	(46)	39
Net cash flows from investing activities	(173)	27	(454)	(83)	(13)
Cash flows from financing activities
Equity contribution	204
Borrowings (repayments) of intercompany notes					(12)
Net cash flows from financing activities	204				(12)
Increase (decrease) in cash and cash equivalents	13	6	4		(9)
Cash and cash equivalents at beginning of period	12	8	8	8	17
Cash and cash equivalents at end of period	25	14	12	8	8
Non-Guarantor Subsidiaries
Schedule of Condensed Consolidating Statement of Cash Flows [Line Items]
Net cash flows from operating activities	37	(7)	6	16	13
Cash flows from investing activities
Capital expenditures			(2)	(2)	(1)
Purchase of debt investments	(1)
Refunds (payments) for businesses acquired, net of cash acquired					(3)
Proceeds from sale of a business	1	11	11
(Payments for) proceeds from debt & other investments					(67)
Other investing activities	(3)
Net cash flows from investing activities	(3)	11	9	(2)	(71)
Cash flows from financing activities
Dividend payment	(25)
Equity contribution	(35)			(33)	51
Borrowings on long-term revolver	7
Net cash flows from financing activities	(53)			(33)	51
Effect of exchange rates on cash		2		2	3
Increase (decrease) in cash and cash equivalents	(19)	6	15	(17)	(4)
Cash and cash equivalents at beginning of period	50	35	35	52	56
Cash and cash equivalents at end of period	31	41	50	35	52
Eliminations
Schedule of Condensed Consolidating Statement of Cash Flows [Line Items]
Net cash flows from operating activities	(25)				(11)
Cash flows from investing activities
Purchase of debt investments	1
Refunds (payments) for businesses acquired, net of cash acquired					3
Proceeds from sale of a business					(3)
(Payments for) proceeds from debt & other investments					62
Proceeds from (payments of) intercompany notes	(59)	(71)	337	46	(51)
Return of investment				(33)
Investments (return of capital) in equity affiliates	169				62
Net cash flows from investing activities	111	(71)	337	13	73
Cash flows from financing activities
Dividend payment	25
Equity contribution	(169)			33	(51)
Borrowings (repayments) of intercompany notes	59	71	(337)	(46)	51
Repayments of long-term debt	(1)				(62)
Net cash flows from financing activities	$ (86)	$ 71	$ (337)	$ (13)	$ (62)